Investments accounted for using the equity method - Summary of share of profits of equity method investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Joint Ventures(1)	€ 286	€ 737	€ (95)
Associates	13	22	24
Other	(35)	(22)	(3)
Total Share of the profit/(loss) of equity method investees	€ 264	€ 737	€ (74)	[1]

[1]	Refer to Note 3, Scope of consolidation